As filed with the Securities and Exchange Commission on May 20, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3627

Greenspring Fund, Incorporated
 (Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
 (Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
 (Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 70.5%
Apparel & Textiles: 1.4%
148,755	Hanesbrands, Inc.	$4,215,717
Building Products: 2.2%
29,670	Mohawk Industries, Inc.*	5,664,003
100,056	PGT, Inc.*	984,551
		6,648,554
Business Software & Services: 4.3%
88,061	Amdocs Limited#	5,320,645
242,724	CA, Inc.	7,473,472
		12,794,117
Chemicals: 0.3%
27,002	CF Industries Holdings, Inc.	846,243
Commercial Banks & Thrifts: 7.6%
35,987	American National Bankshares, Inc.	911,551
203,050	Beneficial Bancorp, Inc.*	2,779,754
64,487	Chicopee Bancorp, Inc.	1,137,551
211,667	Clifton Bancorp, Inc.	3,200,405
56,164	ESSA Bancorp, Inc.	757,652
60,586	First Connecticut Bancorp, Inc.	966,953
34,185	Middleburg Financial Corp.	738,396
52,900	OceanFirst Financial Corp.	935,272
48,885	Polonia Bancorp, Inc.*	527,958
194,329	Shore Bancshares, Inc.	2,328,061
566,352	Southern National Bancorp of Virginia	6,750,916
26,352	Westbury Bancorp, Inc.*	500,688
124,831	Westfield Financial, Inc.	1,052,325
		22,587,482
Computer Systems: 1.8%
761,723	Silicon Graphics International Corp.*	5,423,468
Consulting Services: 3.1%
256,804	FTI Consulting, Inc.*	9,119,110
Diversified Financial Services: 2.6%
152,457	Discover Financial Services	7,763,110
Electrical Equipment & Instruments: 4.1%
17,400	Emerson Electric Co.	946,212
806,129	Novanta, Inc.*# ~	11,414,787
		12,360,999
Engineering & Construction: 10.8%
198,366	EMCOR Group, Inc.	9,640,588
244,452	KBR, Inc.	3,784,117
518,592	MasTec, Inc.*	10,496,302
326,037	MYR Group, Inc.*	8,186,789
		32,107,796
Entertainment: 2.0%
63,107	AMC Entertainment Holdings, Inc. - Class A	1,766,365
73,501	Six Flags Entertainment Corp.	4,078,570
		5,844,935
Food & Staples Retailing: 1.7%
28,890	CVS Health Corporation	2,996,760
56,500	The Kroger Co.	2,161,125
		5,157,885

Healthcare-Products: 1.1%
42,870	Medtronic PLC#	3,215,250
Independent Power Producers: 0.0%
12,365	Talen Energy Corporation*	111,285
Industrial Equipment: 0.4%
20,000	Pentair PLC#	1,085,200
Information Technology Services: 0.1%
5,000	Broadridge Financial Solutions, Inc.	296,550
Internet Software & Services: 0.7%
32,850	j2 Global, Inc.	2,022,903
Oil & Gas Exploration & Production: 4.3%
52,055	Energen Corp.	1,904,693
83,100	EOG Resources, Inc.	6,031,398
176,735	Suncor Energy, Inc.#	4,915,000
		12,851,091
Oil Refining & Marketing: 0.1%
2,813	Phillips 66	243,578
Pulp & Paper: 0.2%
14,325	International Paper Co.	587,898
Real Estate Investment Trust: 3.9%
1,372,874	Gramercy Property Trust, Inc.	11,600,785
Retail: 1.8%
354,640	Party City Holdco Inc.*	5,333,785
Telecommunications Equipment: 1.4%
1,240,601	Harmonic, Inc.*	4,056,765
Telecommunications Services: 3.1%
724,745	Lumos Networks Corp.*	9,305,726
Trading Companies & Distributors: 0.0%
5,000	HD Supply Holdings, Inc.*	165,350
Transportation & Logistics: 2.0%
55,338	United Parcel Service, Inc. - Class B	5,836,499
Truck Dealerships: 1.8%
81,386	Rush Enterprises, Inc. - Class A*	1,484,480
207,895	Rush Enterprises, Inc. - Class B*	3,796,163
		5,280,643
Utilities: 3.3%
575,955	The AES Corporation	6,796,269
78,825	PPL Corporation	3,000,868
		9,797,137
Waste Management Services: 4.4%
275,426	Republic Services, Inc.	13,124,049
TOTAL COMMON STOCKS
(cost $159,585,994)		209,783,910

PREFERRED STOCKS: 0.3%
Homebuilding: 0.03%
41,809	M/I Homes, Inc., 9.750%, Series A	1,045,225
TOTAL PREFERRED STOCKS
(cost $1,062,027)		1,045,225

Principal		Value
CONVERTIBLE BONDS: 0.0%
Financial Services: 0.0%
$110,000	Ares Capital Corporation, 5.125%, 6/1/16	110,825
TOTAL CONVERTIBLE BONDS
(cost $110,042)		110,825

CORPORATE BONDS: 19.7%
Aerospace & Defense: 0.0%
88,000	Spirit AeroSystems, Inc., 6.750%, 12/15/20	91,245
Apparel & Textiles: 0.2%
168,000	Hanesbrands, Inc., 6.375%, 12/15/20	174,090
270,000	Wolverine World Wide, Inc., 6.125%, 10/15/20	282,150
		456,240
Automobile Components: 0.7%
100,000	Dana Holding Corporation, 6.750%, 2/15/21	103,125
48,000	The Goodyear Tire & Rubber Company, 6.500%, 3/1/21	50,580
1,761,000	Tenneco, Inc., 6.875%, 12/15/20	1,824,836
		1,978,541
Building Products: 0.1%
337,000	USG Corporation, 6.300%, 11/15/16	346,268
Cable/Satellite TV: 0.7%
2,018,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 1/15/19	2,058,721
Commercial & Residential Building Equipment & Systems: 0.0%
139,000	Nortek, Inc., 8.500%, 4/15/21	144,908
Commercial Services & Supplies: 0.0%
148,000	R. R. Donnelley & Sons Company, 6.125%, 1/15/17	151,700
Diversified Consumer Services: 0.2%
463,000	Graham Holdings Company, 7.250%, 2/1/19	500,040
Engineering & Construction: 0.5%
250,000	AECOM Global II, LLC/URS Fox US LP, 3.850%, 4/1/17	249,668
1,553,000	MasTec, Inc., 4.875%, 3/15/23	1,339,462
		1,589,130
Entertainment: 2.1%
5,927,000	Cinemark USA, Inc., 7.375%, 6/15/21	6,201,124
Food & Beverage: 0.5%
1,456,000	Post Holdings, Inc., 7.375%, 2/15/22	1,545,180
Food & Staples Retailing: 0.1%
274,000	Rite Aid Corporation, 9.250%, 3/15/20	288,385
Food Distribution: 4.4%
12,630,000	US Foods, Inc., 8.500%, 6/30/19	13,024,688
Healthcare-Facilities: 2.3%
7,502,000	Hanger, Inc., 9.125%, 11/15/18	6,714,290
219,000	HealthSouth Corp., 7.750%, 9/15/22	229,339
		6,943,629
Healthcare-Products: 0.2%
677,000	Alere, Inc., 7.250%, 7/1/18	707,465
Healthcare-Providers & Services: 0.1%
196,000	Acadia Healthcare Company, Inc., 6.125%, 3/15/21	203,840
Household Durables: 0.3%
100,000	Jarden Corp., 6.125%, 11/15/22	103,222
629,000	Tempur Sealy International, Inc., 6.875%, 12/15/20	666,740
		769,962
Information Technology Services: 0.3%
759,000	CoreLogic, Inc., 7.250%, 6/1/21	792,396
Internet Software & Services: 1.5%
1,000,000	Bankrate, Inc., 6.125%, 8/15/18 - 144A	1,005,080
3,216,000	j2 Global, Inc., 8.000%, 8/1/20	3,372,780
		4,377,860

Media: 1.8%
3,839,000	Entercom Radio, LLC, 10.500%, 12/1/19	4,002,157
1,339,000	LIN Television Corporation, 6.375%, 1/15/21	1,400,929
18,000	TEGNA, Inc., 7.125%, 9/1/18	18,383
		5,421,469
Metals & Mining: 0.6%
74,000	Commercial Metals Company, 6.500%, 7/15/17	76,405
1,563,000	Kaiser Aluminum Corporation, 8.250%, 6/1/20	1,633,335
		1,709,740
Oil & Gas Exploration & Production: 0.4%
14,000	Anadarko Petroleum Corporation, 5.950%, 9/15/16	14,245
1,062,000	Gulfport Energy Corporation, 7.750%, 11/1/20	1,067,310
		1,081,555
Real Estate Investment Trusts: 0.1%
306,000	Vereit, Inc./Vereit Operating Partnership LP, 2.000%, 2/6/17	304,470
Road & Rail: 0.3%
987,000	The Hertz Corporation, 7.500%, 10/15/18	1,005,259
Storage & Logistics: 0.1%
274,000	Mobile Mini, Inc., 7.875%, 12/1/20	284,275
Telecommunication Services: 0.4%
250,000	Earthlink, Inc., 7.375%, 6/1/20	260,000
405,000	Level 3 Financing, Inc., 7.000%, 6/1/20	422,749
136,000	Qwest Corporation, 6.500%, 6/1/17	141,950
485,000	Zayo Group, LLC/Zayo Capital, Inc., 10.125%, 7/1/20	521,375
		1,346,074
Trading Companies & Distributors: 0.6%
1,583,000	HD Supply, Inc., 11.500%, 7/15/20	1,764,056
Transport-Marine: 0.8%
2,428,000	Overseas Shipholding Group, Inc., 8.125%, 3/30/18	2,412,825
Utilities: 0.1%
100,000	The AES Corporation, 8.000%, 10/15/17	107,750
123,000	The AES Corporation, 3.635%, 6/1/19º	119,002
		226,752
Wireless Telecommunication Services: 0.3%
844,000	T-Mobile USA, Inc., 6.464%, 4/28/19	865,100
TOTAL CORPORATE BONDS
(cost $60,039,526)		58,592,897

Shares		Value
SHORT-TERM INVESTMENTS: 8.5%
Money Market Instruments: 8.5%
13,336,458	The Liquid Assets Portfolio, 0.450%^	13,336,458
11,866,874	The STIC Prime Portfolio, 0.350%^	11,866,874
TOTAL SHORT-TERM INVESTMENTS
(cost $25,203,332)		25,203,332
TOTAL INVESTMENTS IN SECURITIES
(cost $246,000,921): 99.0%		294,736,189
Other Assets and Liabilities 1.0%		2,946,881
NET ASSETS: 100.0%		$297,683,070

*	Non-income producing security.
#	U.S. security of foreign issuer.
144A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of March 31, 2016, the value of  these investments was $1,005,080, or 0.3% of total net assets.

^	Rate shown is the 7-day effective yield at March 31, 2016.
º	The coupon rate shown on variable rate securities represents the rates at March 31, 2016.
~	The Company formally changed its name from GSI Group, Inc. to Novanta, Inc. on May 12, 2016.
	The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:
	Cost of investments	$246,121,234
	Gross unrealized appreciation	61,202,640
	Gross unrealized depreciation	(12,587,685)
	Net unrealized appreciation	$48,614,955

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements in the Fund's most recent annual report.

	Valuation of Investments

Generally, the Fund’s investments are valued at market value. Equity securities traded on a principal stock exchange are valued at the last quoted sale price. Equity securities traded on the NASDAQ National Market System (“NASDAQ”) are normally valued at the official closing price provided by NASDAQ. Equity securities that are not traded on a principal exchange or NASDAQ are valued at the last sale price in the over-the-counter market. In the absence of a last sale price or official closing price, or if there is no trading in a security on a business day, the security will be valued at the mean between its closing bid and asked prices obtained from sources the Adviser deems appropriate pursuant to policies and procedures approved by the Fund’s Board. Equity securities in an active market will be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are valued at the mutual fund’s closing net asset value per share on the day of valuation. The prospectuses for such investment companies contain information on those investment companies’ valuation procedures and the effects of fair valuation. These securities will be classified as Level 1 securities.

Short-term debt instruments, including commercial paper or U.S. Treasury bills, having a maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. These debt instruments will generally be classified as Level 2 securities.

Debt securities, such as corporate or convertible bonds, including those having a maturity or an announced call within 60 days, are generally traded in the over-the-counter market. These securities are valued at prices obtained from an independent pricing service, which may consider the yield or price of bonds of similar quality, coupon, maturity and type, as well as prices supplied by dealers who make markets in such securities. In the absence of a price from a pricing service, or if a quotation does not appear to accurately reflect the current value of a security, debt securities are valued at the mean of the closing bid and asked prices from sources the Adviser deems appropriate pursuant to policies and procedures approved by the Fund’s Board. Debt securities will generally be classified as Level 2 securities.

Any securities for which market quotations are not readily available or for which the above valuation procedures are not appropriate or do not reflect fair market value are valued at fair value as determined in good faith by the Adviser pursuant to policies and procedures approved by the Fund’s Board.

In determining fair value, the Adviser, as directed by the Board, considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2016:

	Quoted Prices In Active Market	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrrying Value At March 31, 2016
	Level 1	Level 2	Level 3	Total
Common Stocks	$209,255,952	$527,958	$-	$209,783,910
Preferred Stocks	1,045,225	-	-	1,045,225
Convertible Bonds	-	110,825	-	110,825
Corporate Bonds	-	58,592,897	-	58,592,897
Store-Term Investments	25,203,332	-	-	25,203,332
Total	$235,504,509	$59,231,680	$-	$294,736,189

See Schedule of Investments for industry breakdown.

Transfers between levels are recognized at the end of the reporting period. During the three months ended March 31, 2016, there were no transfers between levels.

The Fund did not have any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title)   /s/ Charles vK. Carlson
                                                            Charles vK. Carlson, Chief Executive Officer

Date           5/18/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Charles vK. Carlson
                                                              Charles vK. Carlson, Chief Executive Officer

Date            5/18/16

By (Signature and Title)*  /s/ Michael J. Fusting
                                              Michael J. Fusting, Chief Financial Officer

Date             5/18/16

* Print the name and title of each signing officer under his or her signature.